Property, plant and equipment Disclosure NBV of Right of Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	€ 67.5	€ 72.5
Additions to right-of-use assets	28.1	40.8
Land and buildings [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	42.6	50.8
Property, plant and equipment [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	24.8	21.6
Computer equipment [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	€ 0.1	€ 0.1